Acquisition of Ekidos Minerals Llp (Details)	Feb. 03, 2022 USD ($)
Disclosure Of Deferred Acquisition Costs Arising From Insurance Contracts Text Block Abstract
Purchased of issued percentage	100.00%
Purchased of outstanding percentage	100.00%
Total consideration cash	$ 1,000
Loan receivable	$ 5,315,000